Fair Value Measurement	12 Months Ended
Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets Liabilities [Abstract]
Fair Value Measurement
26.	FAIR VALUE MEASUREMENT
Fair value information:
As of December 31, 2019	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$’000	US$’000	US$’000	US$’000
Financial assets (liabilities) - derivatives (Note 11.(a))
Foreign exchange forward contract	(3)	—	(3)	—
Financial assets at fair value through other comprehensive income (Note 11.(a))
Unquoted equity instrument
Thai Metal Processing Co., Ltd.	4,062	—	—	4,062
Assets for which fair values are disclosed:
Investment properties (Note 17)
Land	11,566	—	—	11,566
Office buildings	1,460	—	—	1,460

There have been no transfers between Level 1 and Level 2 during the year.

Fair value information:
As of December 31, 2018	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$’000	US$’000	US$’000	US$’000
Financial assets (liabilities) - derivatives (Note 11.(a))
Foreign exchange forward contract	(142)	—	(142)	—
Financial assets at fair value through other comprehensive income (Note 11.(a))
Unquoted equity instrument
Thai Metal Processing Co., Ltd.	2,332	—	—	2,332
Assets for which fair values are disclosed:
Investment properties (Note 17)
Land	10,656	—	—	10,656
Office buildings	1,397	—	—	1,397

There have been no transfers between Level 1 and Level 2 during the year.